SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Feb. 28, 2018	Aug. 31, 2017
Liabilities
Derivative Liabilities	$ 554,762
Fair value
Liabilities
Derivative Liabilities	7,841,703	$ 0
Level 1 | Fair value
Liabilities
Derivative Liabilities	0	0
Level 2 | Fair value
Liabilities
Derivative Liabilities	0	0
Level 3 | Fair value
Liabilities
Derivative Liabilities	$ 7,841,703	$ 0